Quarterly Financial Information (Summary of Selected Quarterly Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended						12 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 14, 2013		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2014	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Oct. 14, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Effect of Fourth Quarter Events [Line Items]
Revenues	$ 6,967		$ 59,563	$ 57,945	$ 51,338	$ 48,943	$ 40,462		$ 217,789
Operating income	1,143		11,682	9,913	6,266	7,413	6,203		35,274
Net income	445		5,848	4,006	3,921	5,328	4,002		19,103
Net income attributable to common shares	0		4,627	3,157	3,090	4,198	3,154		15,072
Net income per share attributable to common shares - basic	$ 0	[1]	$ 0.16	$ 0.11	$ 0.11	$ 0.14	$ 0.11	[1]	$ 0.52
Net income per share attributable to common shares - diluted	$ 0	[1]	$ 0.16	$ 0.11	$ 0.11	$ 0.14	$ 0.11	[1]	$ 0.51
Historical Predecessor [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues										46,020		42,940		41,498		137,425	145,759
Operating income										7,048		6,024		5,568		19,783	15,515
Net income										2,709		(1,232)		(2,074)		(152)	(9,767)
Net income attributable to common shares										0		0		0
Net income per share attributable to common shares - basic										$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	$ 0
Net income per share attributable to common shares - diluted										$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	$ 0
Parent Company [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues			59,563	57,945	51,338	48,943				46,020		42,940		41,498				47,429
Operating income			11,682	9,913	6,266	7,413				7,048		6,024		5,568				7,346
Net income			$ 5,848	$ 4,006	$ 3,921	$ 5,328			$ 19,103	$ 2,709		$ (1,232)		$ (2,074)			$ (9,767)	$ 4,447	$ 3,850

[1]	Net income per share attributable to QTS for the period October 15, 2013 through December 31, 2013.